Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable [Abstract]
Summary of accounts receivable
	December 31,	December 31,
	2013	2012
Accounts receivable	$901,918	$1,246,814
Accounts receivable –Related party	41,244	-
Allowance for doubtful accounts	(16,244)	-
Total	$926,918	$1,246,814